EARNINGS PER SHARE (Details) - Schedule of Earnings Per Share - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of earnings per share [Abstract]
Profit attributable to ordinary shareholders – basic and diluted	£ 865	£ 2,459	£ 3,975
Weighted-average number of ordinary shares in issue – basic (in shares)	70,606	70,603	71,638
Adjustment for share options and awards (in shares)	650	682	641
Weighted-average number of ordinary shares in issue – diluted (in shares)	71,256	71,285	72,279
Basic earnings per share (in GBP per share)	£ 0.012	£ 0.035	£ 0.055
Diluted earnings per share (in GBP per share)	£ 0.012	£ 0.034	£ 0.055